Award Timing Disclosure	12 Months Ended
Mar. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The Company does not have a written policy but has established a practice, as described below, with respect to the granting of equity awards. The Company’s practice regarding the granting of equity awards is intended to ensure compliance with applicable securities laws and to maintain the integrity of our executive and director compensation programs.

Prior to fiscal 2024, the Compensation Committee determined whether equity compensation awards would be granted to our named executive officers promptly following the preparation of the prior year’s audited financial statements because the awards were made (or not made) based upon the Compensation Committee’s assessment of the Company’s overall performance for such period, as well as the Compensation Committee’s assessment of the named executive officer’s overall performance over the same time. The determinations of equity awards for fiscal year 2024 and fiscal year 2025, however, were made in March of each fiscal year in order to better align the timing of this determination with the timing of finalizing the Company’s fiscal year budget.

Annual equity grants for directors have traditionally occurred in connection with our annual meeting of stockholders, which is usually held in August of each year.

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The Company does not currently grant, and did not grant in fiscal year 2025, stock options, stock appreciation rights or similar instruments with option-like features as part of our executive or director compensation programs.

Award Timing Method	Prior to fiscal 2024, the Compensation Committee determined whether equity compensation awards would be granted to our named executive officers promptly following the preparation of the prior year’s audited financial statements because the awards were made (or not made) based upon the Compensation Committee’s assessment of the Company’s overall performance for such period, as well as the Compensation Committee’s assessment of the named executive officer’s overall performance over the same time. The determinations of equity awards for fiscal year 2024 and fiscal year 2025, however, were made in March of each fiscal year in order to better align the timing of this determination with the timing of finalizing the Company’s fiscal year budget.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false